UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)

Clough Capital ETFs

Clough Hedged Equity ETF (CBLS)
Clough Select Equity ETF (CBSE)

SEMI-ANNUAL REPORT

April 30, 2024
(Unaudited)

Clough Capital ETFs

Table of Contents

(Unaudited)

Shareholder Expense Example	2
Schedules of Investments and Securities Sold Short	3
Clough Hedged Equity ETF	3
Clough Select Equity ETF	6
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	12
Financial Highlights	13
Notes to Financial Statements	16
Board Consideration and Approval Amended Advisory Agreement	24
Supplemental Information	26
Review of Liquidity Risk Management Program	27

Clough Capital ETFs

Shareholder Expense Example

April 30, 2024 (Unaudited)

As a shareholder of a fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (November 1, 2023 to April 30, 2024).

ACTUAL EXPENSES

The first line under the Funds in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Annualized Expense Ratios	Expenses Paid During the Period(1)
Clough Long/Short Equity ETF
Actual	$ 1,000.00	$ 1,226.30	2.26%	$ 12.51
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,013.63	2.26%	$ 11.31
Clough Select Equity ETF
Actual	$ 1,000.00	$ 1,280.70	0.85%	$ 4.82
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.64	0.85%	$ 4.27

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/366 (to reflect the six-month period).

Clough Hedged Equity ETF

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 89.9%
Banking — 4.2%
ICICI Bank Ltd. - ADR(a)	7,997	$220,157
NU Holdings Ltd. - Class A(b)	22,350	242,721
		462,878

Consumer Discretionary Products — 7.0%
indie Semiconductor, Inc. - Class A(b)	43,340	243,571
SharkNinja, Inc.	3,807	244,714
Skyline Champion Corp.(a)(b)	3,802	285,112
		773,397

Consumer Discretionary Services — 2.0%
DraftKings, Inc. - Class A(a)(b)	5,344	222,097

Health Care — 8.9%
Dexcom, Inc.(b)	1,760	224,206
Humacyte, Inc.(a)(b)	69,138	271,021
Inari Medical, Inc.(b)	5,562	207,685
TransMedics Group, Inc.(a)(b)	2,938	276,554
		979,466

Industrial Products — 14.6%
Airbus SE - ADR	5,936	243,614
Blue Bird Corp.(a)(b)	6,866	226,269
Chart Industries, Inc.(b)	1,650	237,699
Embraer SA - ADR(b)	9,368	239,352
General Dynamics Corp.	692	198,666
Industrial Products — 14.6% (continued)
RTX Corp.	2,019	$204,969
TransDigm Group, Inc.	212	264,582
		1,615,151

Industrial Services — 2.4%
Sterling Infrastructure, Inc.(a)(b)	2,625	266,700

Materials — 11.9%
Agnico Eagle Mines Ltd.(a)	3,777	239,273
B2Gold Corp.	45,193	115,242
Ecolab, Inc.	1,042	235,648
Freeport-McMoRan, Inc.(a)	6,007	299,990
Glencore PLC - ADR	16,189	189,007
Kinross Gold Corp.	36,783	237,250
		1,316,410

Media — 6.8%
Booking Holdings, Inc.	59	203,670
MakeMyTrip Ltd.(b)	4,173	276,294
Trip.com Group Ltd. - ADR(b)	5,609	270,691
		750,655

Oil & Gas — 7.9%
Chesapeake Energy Corp.(a)	2,282	205,106
Helix Energy Solutions Group, Inc.(b)	21,913	235,346
Select Water Solutions, Inc.	26,200	242,088
TechnipFMC PLC(a)	7,157	183,362
		865,902

Software & Technology Services — 6.5%
ICF International, Inc.	1,594	229,998
Microsoft Corp.(a)	647	251,897
Palo Alto Networks, Inc.(b)	797	231,839
		713,734

Technology Hardware & Semiconductors — 17.7%
Apple, Inc.(a)	1,600	272,528
ASML Holding NV - ADR	341	297,512
Broadcom, Inc.	229	297,762
Lam Research Corp.	281	251,329
Micron Technology, Inc.(a)	2,640	298,214
NVIDIA Corp.	348	300,679
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,660	227,985
		1,946,009
TOTAL COMMON STOCKS (Cost $8,813,358)		9,912,399

The accompanying notes are an integral part of the financial statements.

Clough Hedged Equity ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 5.0%
Money Market Funds — 5.0%
First American Treasury Obligations Fund - Class X, 5.21%(c)	552,236	$552,236
TOTAL SHORT—TERM INVESTMENTS (Cost $552,236)		552,236

TOTAL INVESTMENTS — 94.9% (Cost $9,365,594)		$10,464,635
Other Assets in Excess of Liabilities — 5.1%		560,920
TOTAL NET ASSETS — 100.0%		$11,025,555

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of April 30, 2024 is $2,608,905 or 23.7% of net assets.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day yield as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

Clough Hedged Equity ETF

Schedule of Securities Sold Short

April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — (37.7)%
Banking — (6.4)%
Comerica, Inc.	(2,333)	$(117,047)
Deutsche Bank AG	(6,911)	(110,922)
East West Bancorp, Inc.	(1,580)	(117,694)
M&T Bank Corp.	(847)	(122,298)
Western Alliance Bancorp	(2,060)	(117,070)
Zions Bancorp NA	(2,899)	(118,221)
		(703,252)

Consumer Discretionary Products — (7.9)%
BRP, Inc.	(1,644)	(110,592)
Brunswick Corp.	(1,370)	(110,477)
Ford Motor Co.	(8,883)	(107,928)
Harley-Davidson, Inc.	(3,223)	(110,839)
On Holding AG - Class A	(3,400)	(107,950)
Tesla, Inc.	(1,180)	(216,270)
YETI Holdings, Inc.	(2,987)	(106,696)
		(870,752)

Consumer Discretionary Services — (1.0)%
Choice Hotels International, Inc.	(947)	(111,992)

Consumer Staple Products — (1.4)%
Energizer Holdings, Inc.	(5,216)	(149,803)

Financial Services — (4.0)%
Apollo Global Management, Inc.	(1,020)	(110,548)
Blackstone, Inc.	(940)	(109,613)
KKR & Co., Inc.	(1,180)	(109,823)
SoFi Technologies, Inc.	(16,781)	(113,775)
		(443,759)

Health Care — (1.2)%
United Therapeutics Corp.	(592)	(138,723)

Industrial Products — (0.8)%
Middleby Corp.	(630)	(87,551)

Industrial Services — (1.2)%
Paychex, Inc.	(1,131)	(134,374)

Materials — (1.8)%
Avery Dennison Corp.	(513)	(111,465)
Corteva, Inc.	(1,600)	(86,608)
		(198,073)

Retail & Wholesale — Discretionary — (9.2)%
Best Buy Co., Inc.	(2,129)	(156,779)
Retail & Wholesale — Discretionary — (9.2)% (continued)
Big 5 Sporting Goods Corp.	(50,720)	$(179,549)
Figs, Inc. - Class A	(31,792)	(162,457)
Lithia Motors, Inc.	(615)	(156,444)
Lowe’s Cos., Inc.	(697)	(158,909)
Pool Corp.	(305)	(110,572)
Signet Jewelers Ltd.	(880)	(86,266)
		(1,010,976)

Software & Technology Services — (1.8)%
Clearwater Analytics Holdings, Inc. - Class A	(5,500)	(86,790)
International Business Machines Corp.	(675)	(112,185)
		(198,975)

Technology Hardware & Semiconductors — (1.0)%
Intel Corp.	(3,599)	(109,662)
TOTAL COMMON STOCKS (Proceeds $4,276,125)		(4,157,892)

REAL ESTATE INVESTMENT TRUSTS — (1.0)%
Boston Properties, Inc.	(1,747)	(108,122)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $112,160)		(108,122)

TOTAL SECURITIES SOLD SHORT - (38.7)% (Proceeds $4,388,285)		$(4,266,014)

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Clough Select Equity ETF

Schedule of Investments

April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.4%
Banking — 5.2%
ICICI Bank Ltd. - ADR	10,856	$298,866
NU Holdings Ltd. - Class A(a)	31,073	337,453
		636,319

Consumer Discretionary Products — 8.6%
indie Semiconductor, Inc. - Class A(a)	72,490	407,394
SharkNinja, Inc.	4,941	317,607
Skyline Champion Corp.(a)	4,438	332,806
		1,057,807

Consumer Discretionary Services — 2.5%
DraftKings, Inc. - Class A(a)	7,491	311,326

Consumer Staple Products — 1.9%
BRC, Inc. - Class A(a)	59,900	233,610

Health Care — 8.3%
Humacyte, Inc.(a)	102,522	401,886
Inari Medical, Inc.(a)	7,849	293,082
TransMedics Group, Inc.(a)	3,369	317,124
		1,012,092

Industrial Products — 10.9%
Airbus SE - ADR	5,662	232,368
Blue Bird Corp.(a)	7,982	263,047
Chart Industries, Inc.(a)	1,601	230,640
Embraer SA - ADR(a)	11,941	305,093
TransDigm Group, Inc.	244	304,519
		1,335,667

Industrial Services — 3.0%
SterlingInfrastructure, Inc.(a)	3,579	$363,626

Materials — 9.6%
Agnico Eagle Mines Ltd.	2,070	131,135
Ecolab, Inc.	1,460	330,179
Freeport-McMoRan, Inc.	6,110	305,133
Glencore PLC - ADR	23,800	277,865
Kinross Gold Corp.	19,800	127,710
		1,172,022

Media — 5.7%
MakeMyTrip Ltd.(a)	4,380	290,000
Trip.com Group Ltd. - ADR(a)	8,462	408,376
		698,376

Oil & Gas — 8.6%
Chesapeake Energy Corp.	3,453	310,356
Helix Energy Solutions Group, Inc.(a)	20,405	219,150
Select Water Solutions, Inc.	26,806	247,687
TechnipFMC PLC	10,775	276,055
		1,053,248

Software & Technology Services — 8.0%
ICF International, Inc.	2,222	320,612
Microsoft Corp.	880	342,610
Palo Alto Networks, Inc.(a)	1,104	321,143
		984,365

Technology Hardware & Semiconductors — 21.1%
Apple, Inc.	2,220	378,133
ASML Holding NV	451	393,484
Broadcom, Inc.	321	417,387
Lam Research Corp.	384	343,453
Micron Technology, Inc.	3,285	371,074
NVIDIA Corp.	426	368,072
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,330	320,002
		2,591,605
TOTAL COMMON STOCKS (Cost $10,118,714)		11,450,063

The accompanying notes are an integral part of the financial statements.

Clough Select Equity ETF

Schedule of Investments

April 30, 2024 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 4.6%
Money Market Funds — 4.6%
First American Treasury Obligations Fund - Class X, 5.21%(b)	565,846	$565,846
TOTAL SHORT—TERM INVESTMENTS (Cost $565,846)		565,846

TOTAL INVESTMENTS — 98.0% (Cost $10,684,560)		$12,015,909
Other Assets in Excess of Liabilities — 2.0%		250,727
TOTAL NET ASSETS — 100.0%		$12,266,636

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day yield as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

Clough Capital ETFs

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

	Clough Hedged Equity ETF	Clough Select Equity ETF
Assets
Investments, at value (cost $9,365,594 and $10,684,560, respectively)	$10,464,635	$12,015,909
Deposits with broker for securities sold short	3,566,277	—
Receivable for investment securities sold	1,289,869	289,870
Dividends and interest receivable	8,595	7,675
Total assets	15,329,376	12,313,454

Liabilities
Securities sold short, at value (Proceeds of $4,388,285 and $-, respectively)	4,266,014	—
Payable for investment securities purchased	22,812	38,155
Payable to Adviser	12,048	8,663
Dividends and interest payable	2,947	—
Total liabilities	4,303,821	46,818
Net Assets	$11,025,555	$12,266,636

Net Assets Consists of:
Paid-in capital	$11,113,889	$11,992,660
Total distributable earnings (accumulated losses)	(88,334)	273,976
Net Assets	$11,025,555	$12,266,636

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	480,000	460,000
Net Asset Value, redemption price and offering price per share	$22.97	$26.67

The accompanying notes are an integral part of the financial statements.

Clough Capital ETFs

Statements of Operations

For the Six Months Ended April 30, 2024 (Unaudited)

	Clough Hedged Equity ETF	Clough Select Equity ETF
Investment Income
Dividend income (net of withholdings tax and issuance fees of $1,543 and $1,737, respectively)	$63,588	$59,030
Interest income	73,222	7,538
Total investment income	136,810	66,568

Expenses
Investment advisory fees	67,334	39,964
Dividend expense	30,279	—
Total expenses	97,613	39,964
Net investment income	39,197	26,604

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short
Net realized gain on investments	754,895	406,021
Net realized loss on securities sold short	(145,492)	—
Net realized gain	609,403	406,021
Net change in unrealized appreciation/depreciation on investments	1,184,020	1,515,826
Net change in unrealized appreciation/depreciation on securities sold short	(159,215)	—
Net change in unrealized appreciation/depreciation	1,024,805	1,515,826
Net realized and unrealized gain	1,634,208	1,921,847
Net increase in net assets from operations	$1,673,405	$1,948,451

The accompanying notes are an integral part of the financial statements.

Clough Hedged Equity ETF

Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
From Operations
Net investment income	$39,197	$9,969
Net realized gain (loss) on investments and securities sold short	609,403	(638,776)
Net change in unrealized appreciation/depreciation on investments and securities sold short	1,024,805	(570,152)
Net increase (decrease) in net assets resulting from operations	1,673,405	(1,198,959)

From Distributions
Distributable earnings	(35,104)	—
Total distributions	(35,104)	—

From Capital Share Transactions
Proceeds from shares sold	2,619,932	2,993,448
Cost of shares redeemed	—	(628,951)
Net increase in net assets resulting from capital share transactions	2,619,932	2,364,497

Total Increase in Net Assets	4,258,233	1,165,538

Net Assets
Beginning of period	6,767,322	5,601,784
End of period	$11,025,555	$6,767,322

Changes in Shares Outstanding
Shares outstanding, beginning of period	360,000	240,000
Shares sold	120,000	150,000
Shares redeemed	—	(30,000)
Shares outstanding, end of period	480,000	360,000

The accompanying notes are an integral part of the financial statements.

Clough Select Equity ETF

Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
From Operations
Net investment income	$26,604	$44,395
Net realized gain on investments	406,021	173,634
Net change in unrealized appreciation/depreciation on investments	1,515,826	(950,945)
Net increase (decrease) in net assets resulting from operations	1,948,451	(732,916)

From Distributions
Distributable earnings	(97,722)	(29,357)
Total distributions	(97,722)	(29,357)

From Capital Share Transactions
Proceeds from shares sold	4,920,158	237,018
Cost of shares redeemed	—	(443,602)
Net increase (decrease) in net assets resulting from capital share transactions	4,920,158	(206,584)

Total Increase (Decrease) in Net Assets	6,770,887	(968,857)

Net Assets
Beginning of period	5,495,749	6,464,606
End of period	$12,266,636	$5,495,749

Changes in Shares Outstanding
Shares outstanding, beginning of period	260,000	270,000
Shares sold	200,000	10,000
Shares redeemed	—	(20,000)
Shares outstanding, end of period	460,000	260,000

The accompanying notes are an integral part of the financial statements.

Clough Hedged Equity ETF

Statement of Cash Flows

For the Six Months Ended April 30, 2024 (Unaudited)

Cash Provided by (Used in) Operating Activites
Net increase in net assets from operations	$1,673,405
Adjustments to reconcile net decrease in net assets resulting from operations:
Purchases of investment securities	(11,640,478)
Sales of investment securities	12,244,027
Proceeds on securities sold short	9,368,394
Purchases to cover securites sold short	(8,612,040)
Purchase and sales of short-term investments, net	26,308
Net realized gains on investments and securities sold short	(609,403)
Net change in unrealized appreciation/depreciation on investments and securities sold short	(1,024,805)
(Increase) Decrease in Assets:
Receivables:
Dividends and interest receivable	(6,915)
Receivable for investment securities sold	(1,289,869)
Increase (Decrease) in Liabilities:
Payables:
Payable for investment securities purchased	(35,603)
Payable to Adviser	3,780
Dividends and interest payable	(351)
Net cash provided by (used in) operating activities	96,450

Cash Provided by (Used in) Financing Activities
Proceeds from shares sold	208,545
Cash distributions paid to Shareholders	(35,104)
Net cash provided by (used in) financing activities	173,441
Net increase (decrease) in cash and restricted cash	$269,891

Cash and Restricted Cash
Beginning Balance(1)	3,296,386
Ending Balance(2)	$3,566,277

Supplemental Disclosure for Non-Cash Operating Activities
Puchases of investment securities in-kind	$(2,202,843)
Sales of investment securities in-kind	$—

Supplemental Disclosure for Non-Cash Financing Activities
Proceeds from shares sold in-kind	$2,202,843
Payment on shares redeemed in-kind	$—

(1)	Includes cash of $0 and deposits at broker for securities sold short of $3,296,386.

(2)	Includes cash of $0 and deposits at broker for securities sold short of $3,566,277.

The accompanying notes are an integral part of the financial statements.

Clough Hedged Equity ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023		Year Ended October 31, 2022	Period Ended October 31, 2021(1)
Net Asset Value, Beginning of Period	$18.80	$23.34		$26.21	$20.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	0.10	0.04		(0.41)	(0.39)
Net realized and unrealized gain (loss)	4.16	(4.58)		(2.46)	6.60
Total from investment operations	4.26	(4.54)		(2.87)	6.21

Less distributions paid:
From net investment income	(0.09)	—		—	—
Total distributions paid	(0.09)	—		—	—

Net Asset Value, End of Period	$22.97	$18.80		$23.34	$26.21

Total return, at NAV(3)(5)	22.63%	(19.46)%		(10.95)%	31.06%
Total return, at Market(4)(5)	22.74%	(19.75)%		(10.66)%	31.04%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$11,026	$6,767		$5,602	$7,863

Ratio of expenses to average net assets, including dividends and interest expense on short positions(6)	2.26%	2.93%		2.48%	2.14%
Ratio of expenses to average net assets, excluding dividends and interest expense on short positions(6)	1.56%	1.70%		1.70%	1.70%
Ratio of net investment income (loss) to average net assets, including dividends and interest expense on short positions(6)	0.91%	0.19%		(1.80)%	(1.58)%
Ratio of net investment income (loss) to average net assets, excluding dividends and interest expense on short positions(6)	1.61%	1.42%		(1.02)%	(1.14)%
Portfolio turnover rate (5)(7)	188%	784	%(8)	379%	160%

(1)	The Fund commenced operations on November 12, 2020.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca Stock Exchange. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca Stock Exchange.

(5)	Not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Clough Hedged Equity ETF

Financial Highlights

For a Share Outstanding Throughout Each Period (Continued)

(6)	Annualized for periods less than one year.

(7)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(8)	The change in portfolio turnover is related to the trade activity executed during the Fund’s fiscal year.

The accompanying notes are an integral part of the financial statements.

Clough Select Equity ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

	Period Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023		Year Ended October 31, 2022	Period Ended October 31, 2021(1)
Net Asset Value, Beginning of Period	$21.14	$23.94		$29.54	$20.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	0.07	0.17		(0.05)	(0.07)
Net realized and unrealized gain (loss)	5.84	(2.86)		(5.55)	9.61
Total from investment operations	5.91	(2.69)		(5.60)	9.54

Less distributions paid:
From net investment income	(0.38)	(0.11)		—	—
Total distributions paid	(0.38)	(0.11)		—	—

Net Asset Value, End of Period	$26.67	$21.14		$23.94	$29.54

Total return, at NAV(3)(5)	28.07%	(11.25)%		(18.97)%	47.72%
Total return, at Market(4)(5)	28.17%	(11.33)%		(18.91)%	47.71%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$12,267	$5,496		$6,465	$10,045

Ratio of expenses to average net assets(6)	0.85%	0.85%		0.85%	0.85%
Ratio of net investment income (loss) to average net assets(6)	0.57%	0.74%		(0.20)%	(0.25)%
Portfolio turnover rate (5)(7)	167%	465	%(8)	222%	105%

(1)	The Fund commenced operations on November 12, 2020.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca Stock Exchange. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca Stock Exchange.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(8)	The change in portfolio turnover is related to the trade activity executed during the Fund’s fiscal year.

The accompanying notes are an integral part of the financial statements.

Clough Capital ETFs

Notes to Financial Statements

April 30, 2024 (Unaudited)

1.	ORGANIZATION

The Clough Hedged Equity ETF (“CBLS”) and Clough Select Equity ETF (“CBSE”) (each a “Fund” and collectively, the “Funds”) are a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

CBLS is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by purchasing securities Clough Capital Partners L.P. (“Clough Capital” or the “Adviser”), the Fund’s investment adviser, believes to have above-average financial characteristics, be undervalued and/or have growth potential, and by taking short positions in securities the Adviser believes will decline in price. The Fund will generally have net long exposure of between 30%-70% of net assets.

CBSE is an actively-managed ETF that seeks to achieve its investment objective by purchasing securities the Adviser believes to have above-average financial characteristics, be undervalued and/or have growth potential.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund is equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.

The valuation of the Funds’ investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in

Clough Capital ETFs

Notes to Financial Statements

April 30, 2024 (Unaudited) (Continued)

a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.

An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Clough Capital ETFs

Notes to Financial Statements

April 30, 2024 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2024, are as follows:

Clough Hedged Equity ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$9,912,399	$—	$—	$9,912,399
Money Market Funds	552,236	—	—	552,236
Total Assets	10,464,635	$—	$—	$10,464,635

Liabilities:
Common Stocks*	$(4,157,892)	$—	$—	$(4,157,892)
Real Estate Investment Trusts	(108,122)	—	—	(108,122)
Total Liabilities	$(4,266,014)	$—	$—	$(4,266,014)

Clough Select Equity ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$11,450,063	$—	$—	$11,450,063
Money Market Funds	565,846	—	—	565,846
Total Assets	$12,015,909	$—	$—	$12,015,909

*	See the Schedules of Investments and Securities Sold Short for industry classifications.

Short Sales

CBLS engages in short sales and CBSE may engage in short sales. Short sales are transactions in which a fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. To complete a short sale transaction, a fund must borrow the instrument to make delivery to the buyer. A fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by a fund. Until the instrument is replaced, a fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, a fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.

Dividends declared on open short positions are recorded on ex-date and shown as an expense for financial reporting purposes. To borrow the security, a fund also may be required to pay fees, which is shown as an expense for financial reporting purposes.

A fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which a fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have unlimited potential losses. A fund will realize a gain if the instrument declines in price between the date of the short sale and the date on which a fund replaces the borrowed instrument. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument. Gains or losses from closed positions of securities sold short are presented as net realized gain or loss on securities sold short on the Statements of Operations.

Clough Capital ETFs

Notes to Financial Statements

April 30, 2024 (Unaudited) (Continued)

Until a fund replaces a borrowed instrument in connection with a short sale, a fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the instrument sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on a fund’s records will be marked to market daily. This may limit a fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

There is no guarantee that a fund will be able to close out a short position at any particular time or at an acceptable price. During the time that a fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when a fund is unable to borrow the same instrument from another lender. If that occurs, a fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a fund holds in long positions will decline at the same time that the market value of the instruments a fund has sold short increases, thereby increasing a fund’s potential volatility. Short sales also involve other costs. A fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, a fund may be required to pay a premium. A fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses a fund may be required to pay in connection with the short sale.

At April 30, 2024, CBLS had cash on deposit with the broker-dealer in the amount of $3,566,277 and securities held as collateral in the amount of $2,608,905.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations.

Distributions received from each Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Clough Capital ETFs

Notes to Financial Statements

April 30, 2024 (Unaudited) (Continued)

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, annually, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of October 31, 2023, the Funds’ most recent fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the 2023 fiscal year. At October 31, 2023, the Funds’ most recent fiscal year end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdictions.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Interim Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, effective at the start of business on August 29, 2023. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Clough Capital, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 1.35% of CBLS’s average daily net assets and at an annual rate of 0.85% of CBSE’s average daily net assets. Clough Capital has agreed to pay all expenses of

Clough Capital ETFs

Notes to Financial Statements

April 30, 2024 (Unaudited) (Continued)

the Funds except the fee paid to Clough Capital under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

For the period November 1, 2023 to February 29, 2024, CBLS was obligated to pay a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 1.70% of CBLS’s average daily net assets.

Distribution Agreement and 12b-1 Plan

Vigilant Distributors, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to an ETF Distribution Agreement, effective February 1, 2023. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Rule 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $300.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors

Clough Capital ETFs

Notes to Financial Statements

April 30, 2024 (Unaudited) (Continued)

are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

5. FEDERAL INCOME TAX

The tax character of distributions paid for the periods ended April 30, 2024 and October 31, 2023, were as follows:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Ordinary Income(1)	Long-Term Capital Gain	Ordinary Income(1)	Long-Term Capital Gain
CBLS	$35,104	$—	$—	$—
CBSE	97,722	—	29,357	—

(1)	ordinary income includes short-term capital gains.

At October 31, 2023, the Funds’ most fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	CBLS	CBSE
Federal Tax Cost of Investments(1)	$3,511,900	$5,906,176
Gross Tax Unrealized Appreciation	$705,100	$401,571
Gross Tax Unrealized Depreciation	(677,763)	(731,832)
Net Tax Unrealized Appreciation (Depreciation)	27,337	(330,261)
Undistributed Ordinary Income	23,186	86,675
Other Accumulated Gain (Loss)	(1,777,158)	(1,333,167)
Total Distributable Earnings / (Accumulated Losses)	$(1,726,635)	$(1,576,753)

(1)	Includes proceeds from securities sold short.

The different between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Clough Capital ETFs

Notes to Financial Statements

April 30, 2024 (Unaudited) (Continued)

Under current tax law, net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-December losses are determined only at the end of each fiscal year. At October 31, 2023, the Funds’ most recent fiscal year end, CBLS and CBSE had short term capital losses remaining of $1,777,158 and $1,333,167, respectively, which will be carried forward indefinitely to offset future realized capital gains. During the most recent fiscal year ended October 31, 2023, Clough Select Equity ETF utilized a long-term capital loss carryover in the amount of $150,223. At October 31, 2023, the Funds’ most recent fiscal year end, the Funds did not defer any post-December losses.

6.	INVESTMENT TRANSACTIONS

During the six months ended April 30, 2024, there were no realized gains and losses from in-kind redemptions.

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended April 30, 2024, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
CBLS	$21,008,872	$29,467,872	$2,411,387	$—
CBSE	14,837,902	15,198,035	4,567,199	—

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”

8.	OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

9.	SUBSEQUENT EVENTS

Management has evaluated the Funds’ related events and transactions that occurred subsequent to April 30, 2024, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Clough Hedged Equity ETF

Board Consideration and Approval Amended Advisory Agreement

(Unaudited)

At a special meeting held on February 5, 2024 (the “February 2024 Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered and approved an amended investment advisory agreement (the “Agreement”) between Clough Capital Partners (the “Adviser”) and the Trust, on behalf of the Clough Hedged Equity ETF (the “Fund,” formerly known as Clough Long/Short ETF).

The Board was asked to consider the approval of the Agreement following a request from the Adviser to reduce the Fund’s management fee from 1.70% to 1.35%. The Board considered there were no changes to the terms of the Agreement aside from the reduced management fee.

In considering the approval of the Agreement, the Board, including the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the historical performance of the Fund; (iii) the estimated cost of the services to be provided by the Adviser and the profits expected to be realized by the Adviser from its relationship with the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which the proposed advisory fee for the Fund reflects economies of scale shared with Fund shareholders; (vi) any benefits to be derived by the Adviser from the relationship with the Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed to be relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the approval of the Agreement.

The Board considered that during a special meeting held on August 28, 2023 (the “August 2023 Meeting”, and together with the February 2024 Meeting, the “Meetings”) for the purpose of considering the Agreement, the Board had reviewed written materials provided by the Adviser and, during the August 2023 Meeting, representatives from the Adviser presented additional oral and written information to assist the Board with its evaluation of the Agreement. Among other things, at the August 2023 Meeting, representatives from the Adviser provided an overview of the advisory business, including information about investment personnel, financial resources, experience, investment processes, and the firm’s compliance program. The representatives discussed the services to be provided by the Adviser and the operational aspects of the Fund. The Board then discussed the materials it had received at the February 2024 Meeting, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of the Agreement under the 1940 Act, as well as a memorandum from the Adviser discussing its proposal to reduce the management fee The Board deliberated on the approval of the Agreement in light of the information received at both Meetings.

Throughout the process at the Meetings, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangement and the Trustees’ responsibilities relating thereto. The consideration of the Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided under the Agreement, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to the Fund’s investment restrictions, overseeing the activities of the service providers, monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objective as an actively managed fund.

In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and reports from the Trust’s Chief Compliance Officer regarding her review of the Adviser’s compliance program. The Board noted that in advance of the August 2023 Meeting it had received a copy of the Adviser’s registration on Form ADV, as well as responses from the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

Historical Performance. The Board next considered the Fund’s performance. The Board observed that additional information regarding the Fund’s past investment performance, for periods ended March 31, 2023, had been included in the materials for the August 2023 Meeting, including reports prepared by Barrington Partners, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”), as well as

Clough Hedged Equity ETF

Board Consideration and Approval Amended Advisory Agreement

(Unaudited) (Continued)

with funds in the Fund’s Morningstar category (the “Category Peer Group”). Additionally, at the Board’s request, in advance of the August 2023 Meeting the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided the performance results of the funds included in the Selected Peer Group.

The Board noted that, for each of the one-year and since inception periods ended March 31, 2023, the Fund underperformed its broad-based benchmark, the Wilshire Liquid Alternative Equity Hedged Total Return Index.

The Board noted that, for the one-year period ended March 31, 2023, the Fund underperformed the median return of its Peer Group and Category Peer Group. The Board also noted that the Fund performed within the range of returns of the Selected Peer Group for the same one-year period. The Board noted that due to the lack of liquid alternative ETFs comparable to the Fund, the Adviser included in the Selected Peer Group open-end mutual funds with comparable strategies and/or strategies representative of the opportunity set for investors seeking daily liquidity.

Cost of Services to be Provided and Profitability. The Board reviewed the proposed reduced expense ratio of 1.35% for the Fund as compared to its Peer Group and Category Peer Group as shown in the Barrington Report for the August 2023 Meeting, as well as its Selected Peer Group.

The Board took into consideration that the Adviser charges a “unitary fee,” meaning the Fund pays no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser continued to be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.

The Board noted that the proposed 1.35% expense ratio for the Fund was below the average of its Peer Group and Category Peer Group and was at the low end of the range of the expense ratios for the Selected Peer Group.

Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as its assets grow. The Board noted, however, that any economies would, to some degree, be shared with the Fund’s shareholders through the Fund’s unitary fee structure. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

Conclusion. No single factor was determinative of the Board’s decision to approve the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement was in the best interests of the Fund and its shareholders.

Clough Capital ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-800-617-0004, or by visiting the Funds’ website at www.cloughetfs.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-617-0004, and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.cloughetfs.com.

Clough Capital ETFs

Review of Liquidity Risk Management Program

April 30, 2024 (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2023. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

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Investment Adviser:

Clough Capital Partners, LP
53 State Street, 27th Floor
Boston, MA 02109

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

Distributor:

Vigilant Distributors, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19317

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	7/3/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	7/3/2024

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	7/3/2024

*	Print the name and title of each signing officer under his or her signature.